Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Segment Disclosures

	Year Ended December 31, 2012
	Oyu Tolgoi	SouthGobi (a)	Other Exploration	Corporate	Consolidated

REVENUE	$—	$78,062	$—	$—	$78,062

COST OF SALES	—	(170,693)	—	—	(170,693)
EXPENSES
Exploration and evaluation	(42,181)	(8,598)	(15,302)	—	(66,081)
Other operating expenses	(107,540)	(33,494)	—	—	(141,034)
General and administrative	—	—	—	(154,486)	(154,486)
Depreciation	—	(215)	(145)	(45)	(405)
Accretion of asset retirement obligations	(2,218)	(517)	—	—	(2,735)
Write-down of current assets	—	—	—	—	—

TOTAL EXPENSES	(151,939)	(213,517)	(15,447)	(154,531)	(535,434)

OPERATING LOSS	(151,939)	(135,455)	(15,447)	(154,531)	(457,372)

OTHER INCOME (EXPENSES)
Interest income	3,432	406	74	11,892	15,804
Interest expense	—	(10,829)	—	(1,114)	(11,943)
Financing costs	—	—	—	(164,384)	(164,384)
Foreign exchange (losses) gains	(4,786)	(3,225)	(241)	14,900	6,648
Change in fair value of derivative	—	—	—	194,664	194,664
Change in fair value of embedded derivatives	—	39,512	—	—	39,512
Gain on settlement of note receivable	—	—	—	—	—
Other income (expense)	—	(23,631)	—	2,219	(21,412)

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(153,293)	(133,222)	(15,614)	(96,354)	(398,483)
(Provision) recovery of income taxes	(31,027)	10,627	(81)	7,582	(12,899)
Share of income (loss) of significantly influenced investees	—	(99)	—	(33,134)	(33,233)

NET LOSS FROM CONTINUING OPERATIONS	$(184,320)	$(122,694)	$(15,695)	$(121,906)	$(444,615)

CAPITAL EXPENDITURES	$2,389,555	$90,658	$225	$22	$2,480,460

TOTAL ASSETS	$6,852,304	$685,016	$10,443	$1,257,796	$8,805,559

The results of Ivanhoe Australia are excluded from the table above and disclosed in Note 28.

(a)

During the year ended December 31, 2012, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $23.5 million, $23.0 million and $14.3 million, respectively.

	Year Ended December 31, 2011
	Oyu Tolgoi	SouthGobi (a)	Other Exploration	Corporate	Consolidated

REVENUE	$—	$130,755	$—	$—	$130,755

COST OF SALES	—	(144,486)	—	—	(144,486)
EXPENSES
Exploration and evaluation	(15,028)	(31,345)	(16,073)	—	(62,446)
Other operating expenses	(16,788)	(36,897)	—	—	(53,685)
General and administrative	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(322)	(534)	(135)	(1,164)
Accretion of asset retirement obligations	(414)	(280)	—	—	(694)
Write-down of current assets	—	(4,288)	—	—	(4,288)

TOTAL EXPENSES	(32,403)	(217,618)	(16,607)	(100,940)	(367,568)

OPERATING LOSS	(32,403)	(86,863)	(16,607)	(100,940)	(236,813)

OTHER INCOME (EXPENSES)
Interest income	5,566	1,243	42	7,591	14,442
Interest expense	—	(9,472)	—	(1,541)	(11,013)
Financing costs	—	—	—	—	—
Foreign exchange (losses) gains	(3,648)	1,662	262	(14,260)	(15,984)
Change in fair value of derivative	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	106,489	—	—	106,489
Gain on settlement of note receivable	—	—	—	102,995	102,995
Other (expense) income	—	(3,082)	—	13,674	10,592

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	9,977	(16,303)	(425,017)	(461,828)
(Provision) recovery of income taxes	(14,847)	8,960	452	(6,222)	(11,657)
Share of income (loss) of significantly influenced investees	—	—	—	(23,071)	(23,071)

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	$(45,332)	$18,937	$(15,851)	$(454,310)	$(496,556)

CAPITAL EXPENDITURES	$2,383,446	$218,108	$551	$51	$2,602,156

TOTAL ASSETS	$4,384,365	$892,304	$14,602	$525,854	$5,817,125

The results of Ivanhoe Australia are excluded from the table above and disclosed in Note 28.

(a)	During the year ended December 31, 2011, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $56.2 million and $48.3 million, respectively.